UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.        Name and address of issuer:

          BRANDYWINE   FUND,  INC.,  3908  Kennett  Pike,  P.O.  Box  4166,
          Greenville, DE 19807

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2.        Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.        Investment Company Act File Number:     811-04447

          Securities Act File Number:   033-01182

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4(a).     Last day of fiscal year for which this Form is filed:
                         9/30/99

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4(b).| |  Check box if this Form is being  filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).| |  Check box if this is the last time the issuer will be filing this
          Form.

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5.        Calculation of registration fee:
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          (i)  Aggregate    sale   price   of |                |
               securities   sold  during  the |                |
               fiscal   year    pursuant   to |                |  $510,390,804
               section 24(f):                 |                |  ------------
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          (ii) Aggregate  price of securities |                |
               redeemed or repurchased during | $2,450,014,788 |
               the fiscal year:               | -------------- |
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          (iii)Aggregate  price of securities |                |
               redeemed or repurchased during |                |
               any prior  fiscal  year ending |                |
               no earlier  than  October  11, |                |
               1995 that were not  previously |   $932,904,217 |
               used  to  reduce  registration |   ------------ |
               fees     payable     to    the |                |
               Commission:                    |                |
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          (iv) Total   available   redemption |                |
               credits  [add Items  5(ii) and |                |-$3,382,919,005
               5(iii)]:                       |                | --------------
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          (v)  Net  sales - if  Item  5(i) is |                |
               greater    than   Item   5(iv) |                |
               [subtract Item 5(iv) from Item |                |     $ -0-
               5(i)]:                         |                |     ------
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          (vi) Redemption  credits  available |                |
               for use in  future  years - if |                |
               Item  5(i) is less  than  Item |$(2,872,528,201)|
               5(iv)   [subtract  Item  5(iv) | -------------- |
               from Item 5(i)]:               |                |
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

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          (vii)Multiplier   for   determining |                |
               registration fee               |                |   x .000264
               (See Instruction C.9):         |                |   ---------
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          (viii)Registration      fee     due |                |
               [multiply  Item  5(v)  by Item |                |
               5(vii)]  (enter  "0" if no fee |                |   = $ -0-
               is due):                       |                |     ------
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6.        Prepaid Shares       N/A

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          __________________

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7.        Interest  due - if this  Form is being  filed  more  than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   + $  -0-
                                                                     ------
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8.        Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                   = $  -0-
                                                                     ------
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9.        Date the  registration  fee and any interest  payment was sent to the Commission's lockbox depository:

               Method of Delivery:      N/A

                    |_|       Wire Transfer

                    |_|       Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Lynda J. Campbell
                              ------------------------------------------
                              Lynda J. Campbell, V. P. and Secretary
                              ------------------------------------------
Date      12/20/99
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  *Please print the name and title of the signing officer below the signature.
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